INCOME TAXES (Tables)	12 Months Ended
Jan. 03, 2021
Income Taxes [Abstract]
Reconciliation of accounting profit multiplied by applicable tax rates and average effective tax rate	The reasons for the difference and the related tax effects are as follows:

	2020	2019

Earnings before income taxes	$(229,373)	$249,825
Applicable statutory tax rate	26.5%	26.6%
Income taxes at applicable statutory rate	(60,784)	66,404

Increase (decrease) in income taxes resulting from:
Effect of different tax rates on earnings of foreign subsidiaries	35,017	(79,229)
Income tax recovery and other adjustments related to prior taxation years	(1,417)	197
Recognition of previously de-recognized tax benefits related to tax losses and temporary differences	(5,150)	(19,211)
Non-recognition of tax benefits related to tax losses and temporary differences	22,451	16,877
Effect of non-deductible expenses and other	5,792	4,978
Total income tax recovery	$(4,091)	$(9,984)
Average effective tax rate	1.8%	(4.0)%

Major components of tax expense (income)
The details of income tax expense are as follows:

	2020	2019

Current income taxes, includes a recovery of $1,511 (2019 - expense of $99) relating to prior taxation years	$3,633	$13,639

Deferred income taxes:
Origination and reversal of temporary differences	(25,119)	(21,387)
Recognition of previously de-recognized tax benefits related to tax losses and temporary differences	(5,150)	(19,211)
Non-recognition of tax benefits related to tax losses and temporary differences	22,451	16,877
Adjustments relating to prior taxation years	94	98
	(7,724)	(23,623)
Total income tax recovery	$(4,091)	$(9,984)

Disclosure of temporary difference, unused tax losses and unused tax credits
Significant components of the Company’s deferred income tax assets and liabilities relate to the following temporary differences and unused tax losses:

	January 3, 2021	December 29, 2019

Deferred income tax assets:
Non-capital losses	$99,659	$99,504
Non-deductible reserves and accruals	28,211	12,502
Property, plant and equipment	15,319	12,439
Other items	7,455	8,259
	150,644	132,704
Unrecognized deferred income tax assets	(100,424)	(83,390)
Deferred income tax assets	$50,220	$49,314

Deferred income tax liabilities:
Property, plant and equipment	$(28,643)	$(30,165)
Intangible assets	(3,888)	(9,232)
Deferred income tax liabilities	$(32,531)	$(39,397)
Deferred income taxes	$17,689	$9,917

The details of changes to deferred income tax assets and liabilities were as follows:

	2020	2019

Balance, beginning of fiscal year, net	$9,917	$(12,623)

Recognized in the statements of earnings:
Non-capital losses	155	14,804
Non-deductible reserves and accruals	16,044	1,107
Property, plant and equipment	4,400	2,142
Intangible assets	5,344	1,033
Other	(825)	2,203
Unrecognized deferred income tax assets	(17,394)	2,334
	7,724	23,623

Business acquisitions	—	(1,100)
Other	48	17
Balance, end of fiscal year, net	$17,689	$9,917